Salaries and social security taxes payable (Tables)	12 Months Ended
Dec. 31, 2024
Salaries And Social Security Taxes Payable
Schedule of salaries and social security taxes payable

	12.31.24	12.31.23
Non-current
Seniority-based bonus	6,226	5,333

Current
Salaries payable and provisions	43,222	50,903
Social security payable	18,399	6,507
Early retirements payable	289	594
Total current	61,910	58,004

Schedule of salaries and social security taxes charged to profit or loss

	12.31.24	12.31.23	12.31.22
Salaries	164,110	173,661	159,817
Social security taxes	63,820	67,535	62,151
Total salaries and social security taxes	227,930	241,196	221,968